Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity

5. Stockholders’ Equity

Initial Public Offering

On July 23, 2014, the Company consummated its initial public offering of 7,187,500 shares of common stock at an offering price of $7 per share. The shares sold in the offering included 937,500 shares sold by the Company pursuant to the underwriters’ full exercise of their over-allotment option. The net proceeds to the Company from the offering were approximately $46.8 million after deducting underwriting discounts and commissions, and before deducting total estimated expenses in connection with the offering of $3.3 million. Upon the closing of the IPO, all shares of the Company’s previously outstanding preferred stock automatically converted into shares of common stock and outstanding warrants to purchase the Company’s preferred stock automatically became exercisable for shares of common stock.

Common and Preferred Stock

In connection with the IPO, the Company’s board of directors and stockholders approved the amendment and restatement of the Company’s certificate of incorporation, which was effective immediately following the closing of the IPO on July 23, 2014. Under the Company’s amended and restated certificate of incorporation, the Company is authorized to issue up to 200,000,000 shares of common stock and 10,000,000 shares of undesignated preferred stock.

The following table presents the shares authorized and issued and outstanding as of the December 31, 2013 and 2014:

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value(1)	Liquidation Preference
Series A	4,177,390	1,257,838	$1.21	$1,448	$1,525
Series A	—	830,866	0.9093	756	1,007
Series A-1	7,847,028	3,675,129	0.8748	3,128	3,215
Series A-1	—	171,228	0.6998	120	150
Series B	10,298,658	5,149,330	1.942	9,896	10,000
Series C	8,851,871	4,425,939	6.4748	28,564	28,658
Common stock, $0.001 par value	62,000,000	6,674,757

Balance as of December 31, 2013	93,174,947	22,185,087		$43,912	$44,555

Converted	(31,174,947)	(15,510,330)
Preferred stock as of December 31, 2014	10,000,000	—
Common stock, $0.001 par value as of December 31, 2014	200,000,000	29,837,892

(1)	Amounts are net of issuance costs.